PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Statement of Financial Position (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	€ 653	€ 614
Fair value of plan assets	(488)	(461)
Deficit of funded plans	165	153
Present value of unfunded obligation	246	250
Net liability / (asset) arising from defined benefit obligation	411	403
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	653	614
Fair value of plan assets	(488)	(461)
Deficit of funded plans	165	153
Present value of unfunded obligation	103	96
Net liability / (asset) arising from defined benefit obligation	268	249
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	0	0
Fair value of plan assets	0	0
Deficit of funded plans	0	0
Present value of unfunded obligation	143	154
Net liability / (asset) arising from defined benefit obligation	€ 143	€ 154